Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	(2.61%)	(0.31%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%	10.91%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	11.34%	0.33%